UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [ ]  Amendment Number:

This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holdings
Institutional Investment Manager Filing this Report:

Name:		Holden, Tolbert, & Company
		120 East Sheridan
		Suite 105
		Oklahoma City, OK  73101

13F File Number:	28-06216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Holden
Title:	President
Phone:	405-235-3795
Signature, Place, and Date of Signing:

	James Holden   Oklahoma City, OK  March 31, 2001

Report Type (check only one):
[X]13F Holdings Report
[ ]13F Notice
[ ]13F Combination Report

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No.		13F File Number			Name







FORM 13F

	[SEC USE ONLY]


Item 1	Item 2	Item 3	Item 4	Item 5	Item 6
Item 7	Item 8
					Investment Discretion
			Voting Authority (Shares)
	Title of	CUSIP	Fair Mkt	Shares of
	[b]Shared	[c]	Managers
Name of Issuer	Class	Number	Value	Principal	[a]
As Defined	Shared	See	[a]	[b]	[c]
				Amount	Sole	in Instr. V
Other	Instr V	Sole	Shared	None
Agilent Technologies	common	00846U-10-1	"7,084 "
" 228,526 "	" 228,526 "	0	0	0	0
0	"228,526"
American Express	common	025816-10-9	" 69,815 "
" 1,702,800 "	" 1,702,800 "	0	0	0	0
0	"1,702,800"
American International Gr	common	026874-10-7
" 50,577 "	" 624,405 "	" 624,405 "	0	0
0	0	0	"624,405"
Bank One	common	026874-10-7	" 53,395 "
" 1,483,198 "	" 1,483,198 "	0	0	0
0	0	"1,483,198"
Bank of America	common	060505-10-4	" 217 "
" 3,937 "	" 3,937 "	0	0	0
0	0	"3,937"
B-P Amoco	common	055622-10-4	" 16,871 "
" 340,000 "	" 340,000 "	0	0	0
0	0	"340,000"
Berkshire Hathaway A	common	084670-10-8
" 43,524 "	 " 665 " 	" 665 "	0	0	0
0	0	"665"
Berkshire Hathaway B	common	084670-20-7
 " 653 " 	" 300 "	" 300 "	0	0	0	0
0	"300"
Centerpoint Properties	common	151895-10-9	" 41,977
"	" 893,118 "	" 893,118 "	0	0
0	0	0	"893,118"
"Citigroup, Inc"	common	172967-10-1	" 62,972"
" 1,400,000 "	" 1,400,000 "	0	0	0
	0	0	"1,400,000"
Davis Real Esrarte Fund	common	239103-30-2	 311 	"
14,571 "	" 14,571 "	0	0	0	0
0	"14,571"
General Electric	common	369604-10-3	 298 	"
7,084 "	" 7,084 "	0	0	0	0	0
"7,084"
General Mills	common	370334-10-4	" 43,466 "	"
1,010,600 "	" 1,010,600 "	0	0	0	0
0	"1,010,600"
Golden West Financial	common	381317-10-6	" 30,295 "
" 46,800 "	" 46,800 "	0	0	0	0
0	"46,800"
Hewlett Packard	common	428236-10-3	" 298 "	"
9,600 "	" 9,600 "	0	0	0	0
0	"9,600"
IBM	common	459200-10-1	" 1,142 "	" 11,900 "
" 11,900 "	0	0	0	0	0	"11,900"
Johnson & Johnson	common	478160-10-4	" 8,894 "
" 101,679 "	" 101,679 "	0	0	0	0
0	"101,679"
Lilly, Eli	common	432457-10-8	" 7,666 "	" 100,000 "
" 100,000 "	0	0	0	0	0	"100,000"
Martin Marietta Materials	common	573284-10-6	" 42,209
"	" 981,600 "	" 981,600 "	0	0	0
0	0	"981,600"
Mass Mutual Corp Investor	common	576292-10-6	 258
" 10,755 "	" 10,755 "	0	0	0	0
0	"10,755"
Merck	common	589331-10-7	" 24,112 "	" 317,268 "
" 317,268 "	0	0	0	0	0	"317,268"
Morgan Stanley Dean Witte	common	617446-10-9	" 43,019
"	" 804,100 "	" 804,100 "	0	0	0	0
	0	"804,100"
Pall Corp	common	696429-30-7	 539 	" 24,518 "	"
24,518 "	0	0	0	0	0	"24,518"
Progressive Corp Ohio	common	743315-10-3	" 11,423 "	"
117,700 "	" 117,700 "	0	0	0	0	0
"117,700"
SBC Corp		common	783876-10-3	 249 	" 5,528 "	"
5,528 "	0	0	0	0	0	"5,528"
Transatlantic Holdings	common	893521-10-4	 242 	" 2,350 "
" 2,350 "	0	0	0	0	0	"2,350"
Vodafone Airtouch	ADR	92857T-10-7	" 12,255 "	"
453,890 "	" 453,890 "	0	0	0	0	0
"453,890"
Wells Fargo & Co	common	949740-10-4	" 143,044 "	"
2,919,261 "	" 2,919,261 "	0	0	0	0	0
"2,919,261"
COLUMN TOTALS			"$716,805 "